6. FINANCIAL RISK MANAGEMENT (Details Narrative) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Allowances for doubtful accounts receivable	$ 459	$ 260
Edenor
DisclosureOfFinancialRiskManagementLineItems [Line Items]
Trade receivables	9,453
Delinquent trade receivables	$ 1,041	$ 659